Leases - Schedule of Net Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease cost	$ 64	$ 58	$ 14
Finance lease ROU asset amortization	2	2	2
Variable lease cost	25	12	3
Sublease income	(3)	(2)	0
Net lease cost	88	70	19
Lessee, Lease, Description [Line Items]
Operating lease cost	64	58	$ 14
Acquisition-related Expenses
Leases [Abstract]
Operating lease cost	34	6
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 34	$ 6